OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets, Noncurrent [Abstract]
OTHER NON-CURRENT ASSETS	NOTE 6 - OTHER NON-CURRENT ASSETS
	US dollars
	December 31,
(in thousands)	2020	2019

Non-current deferred installation expenses (*)	2,674	3,049
Deposits	279	316
	2,953	3,365
(*)	See Note 1W.